Right-of-use assets and leases payable - Summary of Information About Right of Use Assets (Detail) (Parenthetical) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	[2]
Disclosure of quantitative information about right-of-use assets [line items]
Transfer to property, plant and equipment	R$ (5,311)
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Transfer to property, plant and equipment	5,311	[1]	R$ 11,935
Right-of-use assets [member] | Port Areas [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Initial direct costs of right-of-use assets	R$ 14,905

[1]	Refers to R$ 5,311 transferred to property, plant and equipment.
[2]	Refers to the amortization of right-of-use assets in the subsidiary Tequimar Vila do Conde Logística Portuária S.A. (“Tequimar Vila do Conde”), which is being capitalized as Construction in progress, starting its operation in December 2021.